Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
OPERATING ACTIVITIES
Net income	$ 23,838	$ 20,562	$ 15,059
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	3,628	3,377	3,295
Amortization of intangible assets	30,001	26,222	21,715
Stock-based compensation expense (Note 16)	2,022	1,577	1,543
Other non-cash operating activities	(1,028)	(392)
Deferred tax expense	3,640	5,765	3,978
Deferred tax charge	358	22
Accounts receivable
Trade	2,727	764	3,999
Other	(212)	203	4,869
Prepaid expenses and other	(64)	(86)	141
Inventory	2	314	859
Accounts payable	(317)	(412)	(3,121)
Accrued liabilities	3,674	25	(294)
Income taxes payable	1,431	(1,690)	(73)
Deferred revenue	2,883	(2,008)	(2,492)
Cash provided by operating activities	72,583	54,243	49,478
INVESTING ACTIVITIES
Purchase of marketable securities	(241)	(4,667)
Sale of marketable securities	6,140
Additions to property and equipment	(4,914)	(4,309)	(2,679)
Acquisition of subsidiaries, net of cash acquired and bank indebtedness assumed (Note 3)	(71,348)	(120,853)	(82,152)
Cash used in investing activities	(70,363)	(129,829)	(84,831)
FINANCING ACTIVITIES
Proceeds from borrowing on the credit facility	10,801		20,000
Credit facility repayments	(10,200)		(63,305)
Payment of debt issuance costs	(957)		(386)
Issuance of common shares for cash, net of issuance costs	145	158	140,724
Settlement of stock options (Note 16)		(2,590)	(405)
Cash (used in) provided by financing activities	(211)	(2,432)	96,628
Effect of foreign exchange rate changes on cash	(1,087)	(2,822)	(5,927)
Increase (decrease) in cash	922	(80,840)	55,348
Cash, beginning of year	37,213	118,053	62,705
Cash, end of year	38,135	37,213	118,053
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	64	31	692
Cash paid during the year for income taxes	$ 3,861	$ 3,533	$ 2,983